Financial instruments - Fair values and risk management - Guarantees (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsidiaries | Letters of guarantee
Disclosure of transactions between related parties [line items]
Letters of guarantee	€ 4,120	€ 5,090	€ 5,430